Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 100.09%
Communication services: 8.06%
Entertainment: 5.59%
Liberty Media Corp.-Liberty Formula One Class C†	118,500	$7,480,905
Live Nation Entertainment, Inc.†	104,000	9,734,400
Spotify Technology SA†	60,233	11,318,383
TKO Group Holdings, Inc.	86,400	7,048,512
		35,582,200
Media: 2.47%
Trade Desk, Inc. Class A†	218,000	15,687,280
Consumer discretionary: 10.59%
Automobiles: 1.31%
Ferrari NV	24,616	8,330,793
Broadline retail: 3.33%
Global-E Online Ltd.†	227,480	9,015,032
MercadoLibre, Inc.†	7,742	12,166,863
		21,181,895
Hotels, restaurants & leisure: 3.68%
Chipotle Mexican Grill, Inc.†	3,415	7,809,968
Hyatt Hotels Corp. Class A	54,300	7,081,263
MGM Resorts International†	190,100	8,493,668
		23,384,899
Textiles, apparel & luxury goods: 2.27%
lululemon athletica, Inc.†	14,897	7,616,687
On Holding AG Class A†	253,900	6,847,683
		14,464,370
Consumer staples: 1.33%
Personal care products: 1.33%
Coty, Inc. Class A†	679,000	8,433,180
Financials: 7.39%
Capital markets: 4.67%
Morningstar, Inc.	36,300	10,390,512
MSCI, Inc.	20,100	11,369,565
Tradeweb Markets, Inc. Class A	87,400	7,942,912
		29,702,989
Financial services: 1.53%
Adyen NV ADR†	755,400	9,729,552
Insurance: 1.19%
Allstate Corp.	54,100	7,572,918
See accompanying notes to portfolio of investments
Allspring Discovery Mid Cap Growth Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Health care: 18.34%
Biotechnology: 2.65%
Exact Sciences Corp.†	135,900	$10,053,882
Natera, Inc.†	108,700	6,808,968
		16,862,850
Health care equipment & supplies: 9.70%
Align Technology, Inc.†	25,700	7,041,800
DexCom, Inc.†	156,268	19,391,296
IDEXX Laboratories, Inc.†	29,800	16,540,490
Inari Medical, Inc.†	67,016	4,350,679
Inspire Medical Systems, Inc.†	26,381	5,366,687
Shockwave Medical, Inc.†	47,200	8,994,432
		61,685,384
Health care technology: 2.35%
Veeva Systems, Inc. Class A†	77,600	14,939,552
Life sciences tools & services: 3.64%
Bio-Techne Corp.	184,084	14,203,921
Repligen Corp.†	49,900	8,972,020
		23,175,941
Industrials: 22.38%
Aerospace & defense: 1.85%
Axon Enterprise, Inc.†	45,528	11,761,248
Commercial services & supplies: 7.94%
RB Global, Inc.	134,600	9,003,394
Rollins, Inc.	296,900	12,965,623
Tetra Tech, Inc.	83,000	13,855,190
Waste Connections, Inc.	98,306	14,674,137
		50,498,344
Electrical equipment: 1.86%
Vertiv Holdings Co.	247,000	11,863,410
Ground transportation: 3.12%
J.B. Hunt Transport Services, Inc.	49,300	9,847,182
Saia, Inc.†	22,867	10,020,777
		19,867,959
Machinery: 1.72%
RBC Bearings, Inc.†	38,400	10,939,776
Professional services: 0.78%
Paylocity Holding Corp.†	30,100	4,961,985
Trading companies & distributors: 5.11%
Applied Industrial Technologies, Inc.	56,600	9,774,254
See accompanying notes to portfolio of investments
2 | Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Trading companies & distributors(continued)
SiteOne Landscape Supply, Inc.†	82,288	$13,371,800
Watsco, Inc.	21,800	9,340,646
		32,486,700
Information technology: 27.78%
Electronic equipment, instruments & components: 4.07%
Novanta, Inc.†	59,200	9,969,872
Teledyne Technologies, Inc.†	24,038	10,727,919
Zebra Technologies Corp. Class A†	18,987	5,189,717
		25,887,508
IT services: 6.07%
Gartner, Inc.†	36,100	16,285,071
Globant SA†	53,818	12,807,607
MongoDB, Inc.†	23,300	9,526,205
		38,618,883
Semiconductors & semiconductor equipment: 4.80%
Advanced Micro Devices, Inc.†	86,128	12,696,128
Axcelis Technologies, Inc.†	27,800	3,605,382
Monolithic Power Systems, Inc.	22,600	14,255,628
		30,557,138
Software: 12.84%
BILL Holdings, Inc.†	79,354	6,474,493
Cadence Design Systems, Inc.†	29,465	8,025,382
CCC Intelligent Solutions Holdings, Inc.†	581,685	6,625,392
Crowdstrike Holdings, Inc. Class A†	81,663	20,850,197
Datadog, Inc. Class A†	127,954	15,531,057
Fair Isaac Corp.†	10,100	11,756,501
Tyler Technologies, Inc.†	29,600	12,376,352
		81,639,374
Materials: 1.13%
Metals & mining: 1.13%
ATI, Inc.†	158,800	7,220,636
Real estate: 3.09%
Industrial REITs : 1.42%
Rexford Industrial Realty, Inc.	160,600	9,009,660
Specialized REITs : 1.67%
SBA Communications Corp.	41,969	10,647,116
Total common stocks (Cost $496,519,874)		636,693,540
See accompanying notes to portfolio of investments
Allspring Discovery Mid Cap Growth Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞		5.28%	811,413	$811,413
Total short-term investments (Cost $811,413)				811,413
Total investments in securities (Cost $497,331,287)	100.22%			637,504,953
Other assets and liabilities, net	(0.22)			(1,398,063)
Total net assets	100.00%			$636,106,890

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,226,757	$24,556,133	$(29,971,477)	$0	$0	$811,413	811,413	$48,955
See accompanying notes to portfolio of investments
4 | Allspring Discovery Mid Cap Growth Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$51,269,480	$0	$0	$51,269,480
Consumer discretionary	67,361,957	0	0	67,361,957
Consumer staples	8,433,180	0	0	8,433,180
Financials	47,005,459	0	0	47,005,459
Health care	116,663,727	0	0	116,663,727
Industrials	142,379,422	0	0	142,379,422
Information technology	176,702,903	0	0	176,702,903
Materials	7,220,636	0	0	7,220,636
Real estate	19,656,776	0	0	19,656,776
Short-term investments
Investment companies	811,413	0	0	811,413
Total assets	$637,504,953	$0	$0	$637,504,953
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Mid Cap Growth Fund | 5